Exhibit 99.1

Citigroup Commercial Mortgage Trust 2018-TBR

Commercial Mortgage Pass-Through Certificates, Series 2018-TBR

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

11 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re:	Citigroup Commercial Mortgage Trust 2018-TBR Commercial Mortgage Pass-Through Certificates, Series 2018-TBR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Citigroup Commercial Mortgage Trust 2018-TBR securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 January 2018

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Citigroup Commercial Mortgage Trust 2018-TBR (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of one componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by the borrower’s fee simple interest in a full-service hotel and resort located in Kahuku, Hawaii (the “Property”) and
d.	The Mortgage Loan has one related floating rate interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 January 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan and Mezzanine Loan, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as the principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Amount ($)”) and
d.	Use the “Mezzanine A Loan Original Balance ($)” of the Mezzanine Loan, as shown on the Final Data File, as the principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine A Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	Using the:
a.	Original Balance ($),
b.	Mezzanine A Loan Original Balance ($),
c.	Cut-Off Date Mortgage Loan Amount ($) and
d.	Cut-Off Date Mezzanine A Loan Amount ($)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Amount ($) and
ii.	Total Loan Cut-Off Date Amount ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Floating Rate Mortgage Margin,
b.	Floating Rate Mezzanine Margin,
c.	Original Balance ($) and
d.	Mezzanine A Loan Original Balance ($)

of the Mortgage Loan and Mezzanine Loan, as applicable, all shown on the Final Data File, we recalculated the “Total Loan Floating Rate Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

10.	Using the:
a.	Original Balance ($),
b.	Floating Rate Mortgage Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 1.5500% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the four succeeding paragraphs of this Item 10., we recalculated the:

i.	Annual Mortgage Debt Service Payment,
ii.	Annual Mortgage Debt Service Payment at the LIBOR Cap,
iii.	Monthly Mortgage Debt Service Payment and
iv.	Monthly Mortgage Debt Service Payment at the LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service Payment” of the Mortgage Loan as the product of:

a.	The “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Rate Mortgage Margin” of the Mortgage Loan, as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.5500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service Payment at the LIBOR Cap” of the Mortgage Loan as the product of:

a.	The “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Rate Mortgage Margin” of the Mortgage Loan, as shown on the Final Data File, and
ii.	The “LIBOR Cap” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service Payment” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service Payment at the LIBOR Cap” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service Payment at the LIBOR Cap.”

11.	Using the:
a.	Total Loan Original Amount ($),
b.	Total Loan Floating Rate Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 1.5500% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement and mezzanine loan agreement Source Documents and the calculation methodologies provided by the Depositor which are described in the four succeeding paragraphs of this Item 11., we recalculated the:

i.	Annual Total Debt Service Payment,
ii.	Annual Total Debt Service Payment at the LIBOR Cap,
iii.	Monthly Total Debt Service Payment and
iv.	Monthly Total Debt Service Payment at the LIBOR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Service Payment” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Loan Original Amount ($)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Total Loan Floating Rate Margin” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.5500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement and mezzanine loan agreement Source Documents and
c.	365/360.

Attachment A Page 6 of 7

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Service Payment at the LIBOR Cap” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Loan Original Amount ($)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Total Loan Floating Rate Margin” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
ii.	The “LIBOR Cap” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Service Payment” of the Total Debt associated with the Mortgage Loan as 1/12th of the “Annual Total Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Service Payment at the LIBOR Cap” of the Total Debt associated with the Mortgage Loan as 1/12th of the “Annual Total Debt Service Payment at the LIBOR Cap.”

12.	Using the:
a.	Cut-Off Date Mortgage Loan Amount ($),
b.	Annual Mortgage Debt Service Payment,
c.	Annual Mortgage Debt Service Payment at the LIBOR Cap,
d.	As-Is Appraised Value ($),
e.	When Stabilized Appraised Value ($),
f.	Unadjusted UW EBITDA ($),
g.	Unadjusted UW Net Operating Income ($) and
h.	Rooms

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-Off Date LTV,
ii.	Mortgage Loan UW EBITDA Debt Yield,
iii.	Mortgage Loan UW NOI Debt Yield,
iv.	Mortgage Loan UW EBITDA DSCR,
v.	Mortgage Loan UW EBITDA DSCR at LIBOR Cap,
vi.	Mortgage Loan UW NOI DSCR,
vii.	Mortgage Loan UW NOI DSCR at LIBOR Cap,
viii.	Cut-Off Date Mortgage Loan Amount per Room ($),
ix.	Appraised Value Per Room ($) and
x.	When Stabilized Appraised Value Per Room ($)

of the Mortgage Loan and, with respect to items ix. and x. above, the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

12. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iii. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items iv. through x. above to two decimal places.

13.	Using the:
a.	Total Loan Cut-Off Date Amount ($),
b.	Annual Total Debt Service Payment,
c.	Annual Total Debt Service Payment at the LIBOR Cap,
d.	As-Is Appraised Value ($),
e.	Unadjusted UW EBITDA ($),
f.	Unadjusted UW Net Operating Income ($) and
g.	Rooms

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan Cut-Off Date LTV,
ii.	Total Loan UW EBITDA Debt Yield,
iii.	Total Loan UW NOI Debt Yield,
iv.	Total Loan UW EBITDA DSCR,
v.	Total Loan UW EBITDA DSCR at LIBOR Cap,
vi.	Total Loan UW NOI DSCR,
vii.	Total Loan UW NOI DSCR at LIBOR Cap and
viii.	Total Loan Cut-Off Date Amount per Room ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iii. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items iv. through viii. above to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	15 December 2017

Promissory Note	15 December 2017

Closing Statement	15 December 2017

Mezzanine Loan Agreement	15 December 2017

Cash Management Agreement	15 December 2017

Deposit Account Control Agreement	15 December 2017

Interest Rate Cap Agreement	15 December 2017

Guaranty Agreement	15 December 2017

Non-Consolidation Opinion	15 December 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	13 December 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Report	11 December 2017

Environmental Phase I Report	6 December 2017

Underwriting Summary	Not Dated

Pro Forma Title Policy	Not Applicable

Property Management Agreement	30 November 2017

Operations and Maintenance Agreement	15 December 2017

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Renovated Date	Appraisal Report
Rooms	Underwriting Summary
Indoor Meeting Space (SF)	Appraisal Report
Outdoor Meeting Space (SF)	Appraisal Report
Metric Identifier	Underwriting Summary
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
When Stabilized Appraised Value ($)	Appraisal Report
When Stabilized Appraisal Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Environmental Report Provider	Environmental Phase I Report
Phase II Follow Up Required	Environmental Phase I Report
ACM O&M Plan	Operations and Maintenance Agreement
Seismic Zone	Engineering Report

Hotel Operating Information:

Characteristic	Source Document

2014 Occupancy (%)	Underwriting Summary
2015 Occupancy (%)	Underwriting Summary
2016 Occupancy (%)	Underwriting Summary
November 2017 TTM Occupancy (%)	Underwriting Summary
Unadjusted UW Occupancy (%)	Underwriting Summary
Adjusted UW Occupancy (%)	Underwriting Summary

Exhibit 2 to Attachment A Page 2 of 10

Hotel Operating Information: (continued)

Characteristic	Source Document

2014 Average Daily Rate	Underwriting Summary
2015 Average Daily Rate	Underwriting Summary
2016 Average Daily Rate	Underwriting Summary
November 2017 TTM Average Daily Rate	Underwriting Summary
Unadjusted UW Average Daily Rate	Underwriting Summary
Adjusted UW Average Daily Rate	Underwriting Summary
2014 Revenue Per Available Room	Underwriting Summary
2015 Revenue Per Available Room	Underwriting Summary
2016 Revenue Per Available Room	Underwriting Summary
November 2017 TTM Revenue Per Available Room	Underwriting Summary
Unadjusted UW Revenue Per Available Room	Underwriting Summary
Adjusted UW Revenue Per Available Room	Underwriting Summary

Underwriting Information: (see Note 2)

Characteristic	Source Document

2014 Room Revenue ($)	Underwriting Summary
2015 Room Revenue ($)	Underwriting Summary
2016 Room Revenue ($)	Underwriting Summary
November 2017 TTM Room Revenue ($)	Underwriting Summary
Unadjusted UW Room Revenue ($)	Underwriting Summary
Adjusted UW Room Revenue ($)	Underwriting Summary
2014 Food & Beverage Revenue ($)	Underwriting Summary
2015 Food & Beverage Revenue ($)	Underwriting Summary
2016 Food & Beverage Revenue ($)	Underwriting Summary
November 2017 TTM Food & Beverage Revenue ($)	Underwriting Summary
Unadjusted UW Food & Beverage Revenue ($)	Underwriting Summary
Adjusted UW Food & Beverage Revenue ($)	Underwriting Summary
2014 Telecommunications Revenue ($)	Underwriting Summary
2015 Telecommunications Revenue ($)	Underwriting Summary
2016 Telecommunications Revenue ($)	Underwriting Summary
November 2017 TTM Telecommunications Revenue ($)	Underwriting Summary
Unadjusted UW Telecommunications Revenue ($)	Underwriting Summary
Adjusted UW Telecommunications Revenue ($)	Underwriting Summary
2014 Parking Revenue ($)	Underwriting Summary
2015 Parking Revenue ($)	Underwriting Summary
2016 Parking Revenue ($)	Underwriting Summary
November 2017 TTM Parking Revenue ($)	Underwriting Summary
Unadjusted UW Parking Revenue ($)	Underwriting Summary
Adjusted UW Parking Revenue ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2014 Spa Revenue ($)	Underwriting Summary
2015 Spa Revenue ($)	Underwriting Summary
2016 Spa Revenue ($)	Underwriting Summary
November 2017 TTM Spa Revenue ($)	Underwriting Summary
Unadjusted UW Spa Revenue ($)	Underwriting Summary
Adjusted UW Spa Revenue ($)	Underwriting Summary
2014 Stables Revenue ($)	Underwriting Summary
2015 Stables Revenue ($)	Underwriting Summary
2016 Stables Revenue ($)	Underwriting Summary
November 2017 TTM Stables Revenue ($)	Underwriting Summary
Unadjusted UW Stables Revenue ($)	Underwriting Summary
Adjusted UW Stables Revenue ($)	Underwriting Summary
2014 Ocean Villas Revenue ($)	Underwriting Summary
2015 Ocean Villas Revenue ($)	Underwriting Summary
2016 Ocean Villas Revenue ($)	Underwriting Summary
November 2017 TTM Ocean Villas Revenue ($)	Underwriting Summary
Unadjusted UW Ocean Villas Revenue ($)	Underwriting Summary
Adjusted UW Ocean Villas Revenue ($)	Underwriting Summary
2014 Golf Revenue ($)	Underwriting Summary
2015 Golf Revenue ($)	Underwriting Summary
2016 Golf Revenue ($)	Underwriting Summary
November 2017 TTM Golf Revenue ($)	Underwriting Summary
Unadjusted UW Golf Revenue ($)	Underwriting Summary
Adjusted UW Golf Revenue ($)	Underwriting Summary
2014 Other Income ($)	Underwriting Summary
2015 Other Income ($)	Underwriting Summary
2016 Other Income ($)	Underwriting Summary
November 2017 TTM Other Income ($)	Underwriting Summary
Unadjusted UW Other Income ($)	Underwriting Summary
Adjusted UW Other Income ($)	Underwriting Summary
2014 Total Revenue ($)	Underwriting Summary
2015 Total Revenue ($)	Underwriting Summary
2016 Total Revenue ($)	Underwriting Summary
November 2017 TTM Total Revenue ($)	Underwriting Summary
Unadjusted UW Total Revenue ($)	Underwriting Summary
Adjusted UW Total Revenue ($)	Underwriting Summary
2014 Room Expense ($)	Underwriting Summary
2015 Room Expense ($)	Underwriting Summary
2016 Room Expense ($)	Underwriting Summary
November 2017 TTM Room Expense ($)	Underwriting Summary
Unadjusted UW Room Expense ($)	Underwriting Summary
Adjusted UW Room Expense ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2014 Food and Beverage Expense ($)	Underwriting Summary
2015 Food and Beverage Expense ($)	Underwriting Summary
2016 Food and Beverage Expense ($)	Underwriting Summary
November 2017 TTM Food and Beverage Expense ($)	Underwriting Summary
Unadjusted UW Food and Beverage Expense ($)	Underwriting Summary
Adjusted UW Food and Beverage Expense ($)	Underwriting Summary
2014 Telecommunications Expense ($)	Underwriting Summary
2015 Telecommunications Expense ($)	Underwriting Summary
2016 Telecommunications Expense ($)	Underwriting Summary
November 2017 TTM Telecommunications Expense ($)	Underwriting Summary
Unadjusted UW Telecommunications Expense ($)	Underwriting Summary
Adjusted UW Telecommunications Expense ($)	Underwriting Summary
2014 Parking Expense ($)	Underwriting Summary
2015 Parking Expense ($)	Underwriting Summary
2016 Parking Expense ($)	Underwriting Summary
November 2017 TTM Parking Expense ($)	Underwriting Summary
Unadjusted UW Parking Expense ($)	Underwriting Summary
Adjusted UW Parking Expense ($)	Underwriting Summary
2014 Spa Expense ($)	Underwriting Summary
2015 Spa Expense ($)	Underwriting Summary
2016 Spa Expense ($)	Underwriting Summary
November 2017 TTM Spa Expense ($)	Underwriting Summary
Unadjusted UW Spa Expense ($)	Underwriting Summary
Adjusted UW Spa Expense ($)	Underwriting Summary
2014 Stables Expense ($)	Underwriting Summary
2015 Stables Expense ($)	Underwriting Summary
2016 Stables Expense ($)	Underwriting Summary
November 2017 TTM Stables Expense ($)	Underwriting Summary
Unadjusted UW Stables Expense ($)	Underwriting Summary
Adjusted UW Stables Expense ($)	Underwriting Summary
2014 Ocean Villas Expense ($)	Underwriting Summary
2015 Ocean Villas Expense ($)	Underwriting Summary
2016 Ocean Villas Expense ($)	Underwriting Summary
November 2017 TTM Ocean Villas Expense ($)	Underwriting Summary
Unadjusted UW Ocean Villas Expense ($)	Underwriting Summary
Adjusted UW Ocean Villas Expense ($)	Underwriting Summary
2014 Golf Expense ($)	Underwriting Summary
2015 Golf Expense ($)	Underwriting Summary
2016 Golf Expense ($)	Underwriting Summary
November 2017 TTM Golf Expense ($)	Underwriting Summary
Unadjusted UW Golf Expense ($)	Underwriting Summary
Adjusted UW Golf Expense ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2014 Other Expense ($)	Underwriting Summary
2015 Other Expense ($)	Underwriting Summary
2016 Other Expense ($)	Underwriting Summary
November 2017 TTM Other Expense ($)	Underwriting Summary
Unadjusted UW Other Expense ($)	Underwriting Summary
Adjusted UW Other Expense ($)	Underwriting Summary
2014 Total Departmental Expense ($)	Underwriting Summary
2015 Total Departmental Expense ($)	Underwriting Summary
2016 Total Departmental Expense ($)	Underwriting Summary
November 2017 TTM Total Departmental Expense ($)	Underwriting Summary
Unadjusted UW Total Departmental Expense ($)	Underwriting Summary
Adjusted UW Total Departmental Expense ($)	Underwriting Summary
2014 Total Departmental Profit ($)	Underwriting Summary
2015 Total Departmental Profit ($)	Underwriting Summary
2016 Total Departmental Profit ($)	Underwriting Summary
November 2017 TTM Total Departmental Profit ($)	Underwriting Summary
Unadjusted UW Total Departmental Profit ($)	Underwriting Summary
Adjusted UW Total Departmental Profit ($)	Underwriting Summary
2014 Administrative and General Expense ($)	Underwriting Summary
2015 Administrative and General Expense ($)	Underwriting Summary
2016 Administrative and General Expense ($)	Underwriting Summary
November 2017 TTM Administrative and General Expense ($)	Underwriting Summary
Unadjusted UW Administrative and General Expense ($)	Underwriting Summary
Adjusted UW Administrative and General Expense ($)	Underwriting Summary
2014 Sales & Marketing Expense ($)	Underwriting Summary
2015 Sales & Marketing Expense ($)	Underwriting Summary
2016 Sales & Marketing Expense ($)	Underwriting Summary
November 2017 TTM Sales & Marketing Expense ($)	Underwriting Summary
Unadjusted UW Sales & Marketing Expense ($)	Underwriting Summary
Adjusted UW Sales & Marketing Expense ($)	Underwriting Summary
2014 Repairs & Maintenance Expense ($)	Underwriting Summary
2015 Repairs & Maintenance Expense ($)	Underwriting Summary
2016 Repairs & Maintenance Expense ($)	Underwriting Summary
November 2017 TTM Repairs & Maintenance Expense ($)	Underwriting Summary
Unadjusted UW Repairs & Maintenance Expense ($)	Underwriting Summary
Adjusted UW Repairs & Maintenance Expense ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2014 Utilities Expense ($)	Underwriting Summary
2015 Utilities Expense ($)	Underwriting Summary
2016 Utilities Expense ($)	Underwriting Summary
November 2017 TTM Utilities Expense ($)	Underwriting Summary
Unadjusted UW Utilities Expense ($)	Underwriting Summary
Adjusted UW Utilities Expense ($)	Underwriting Summary
2014 Total Undistributed Expenses ($)	Underwriting Summary
2015 Total Undistributed Expenses ($)	Underwriting Summary
2016 Total Undistributed Expenses ($)	Underwriting Summary
November 2017 TTM Total Undistributed Expenses ($)	Underwriting Summary
Unadjusted UW Total Undistributed Expenses ($)	Underwriting Summary
Adjusted UW Total Undistributed Expenses ($)	Underwriting Summary
2014 Gross Operating Profit ($)	Underwriting Summary
2015 Gross Operating Profit ($)	Underwriting Summary
2016 Gross Operating Profit ($)	Underwriting Summary
November 2017 TTM Gross Operating Profit ($)	Underwriting Summary
Unadjusted UW Gross Operating Profit ($)	Underwriting Summary
Adjusted UW Gross Operating Profit ($)	Underwriting Summary
2014 Base Management Fee ($)	Underwriting Summary
2015 Base Management Fee ($)	Underwriting Summary
2016 Base Management Fee ($)	Underwriting Summary
November 2017 TTM Base Management Fee ($)	Underwriting Summary
Unadjusted UW Base Management Fee ($)	Underwriting Summary
Adjusted UW Base Management Fee ($)	Underwriting Summary
2014 Incentive Management Fee ($)	Underwriting Summary
2015 Incentive Management Fee ($)	Underwriting Summary
2016 Incentive Management Fee ($)	Underwriting Summary
November 2017 TTM Incentive Management Fee ($)	Underwriting Summary
Unadjusted UW Incentive Management Fee ($)	Underwriting Summary
Adjusted UW Incentive Management Fee ($)	Underwriting Summary
2014 Income Before Fixed Charges ($)	Underwriting Summary
2015 Income Before Fixed Charges ($)	Underwriting Summary
2016 Income Before Fixed Charges ($)	Underwriting Summary
November 2017 TTM Income Before Fixed Charges ($)	Underwriting Summary
Unadjusted UW Income Before Fixed Charges ($)	Underwriting Summary
Adjusted UW Income Before Fixed Charges ($)	Underwriting Summary
2014 Real Estate Tax Expense ($)	Underwriting Summary
2015 Real Estate Tax Expense ($)	Underwriting Summary
2016 Real Estate Tax Expense ($)	Underwriting Summary
November 2017 TTM Real Estate Tax Expense ($)	Underwriting Summary
Unadjusted UW Real Estate Tax Expense ($)	Underwriting Summary
Adjusted UW Real Estate Tax Expense ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 7 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2014 Insurance Expense ($)	Underwriting Summary
2015 Insurance Expense ($)	Underwriting Summary
2016 Insurance Expense ($)	Underwriting Summary
November 2017 TTM Insurance Expense ($)	Underwriting Summary
Unadjusted UW Insurance Expense ($)	Underwriting Summary
Adjusted UW Insurance Expense ($)	Underwriting Summary
2014 Operating Leases Expense ($)	Underwriting Summary
2015 Operating Leases Expense ($)	Underwriting Summary
2016 Operating Leases Expense ($)	Underwriting Summary
November 2017 TTM Operating Leases Expense ($)	Underwriting Summary
Unadjusted UW Operating Leases Expense ($)	Underwriting Summary
Adjusted UW Operating Leases Expense ($)	Underwriting Summary
2014 Golf Fixed Expenses ($)	Underwriting Summary
2015 Golf Fixed Expenses ($)	Underwriting Summary
2016 Golf Fixed Expenses ($)	Underwriting Summary
November 2017 TTM Golf Fixed Expenses ($)	Underwriting Summary
Unadjusted UW Golf Fixed Expenses ($)	Underwriting Summary
Adjusted UW Golf Fixed Expenses ($)	Underwriting Summary
2014 Total Fixed & Other Expenses ($)	Underwriting Summary
2015 Total Fixed & Other Expenses ($)	Underwriting Summary
2016 Total Fixed & Other Expenses ($)	Underwriting Summary
November 2017 TTM Total Fixed & Other Expenses ($)	Underwriting Summary
Unadjusted UW Total Fixed & Other Expenses ($)	Underwriting Summary
Adjusted UW Total Fixed & Other Expenses ($)	Underwriting Summary
2014 EBITDA ($)	Underwriting Summary
2015 EBITDA ($)	Underwriting Summary
2016 EBITDA ($)	Underwriting Summary
November 2017 TTM EBITDA ($)	Underwriting Summary
Unadjusted UW EBITDA ($)	Underwriting Summary
Adjusted UW EBITDA ($)	Underwriting Summary
2014 FF&E Expense ($)	Underwriting Summary
2015 FF&E Expense ($)	Underwriting Summary
2016 FF&E Expense ($)	Underwriting Summary
November 2017 TTM FF&E Expense ($)	Underwriting Summary
Unadjusted UW FF&E Expense ($)	Underwriting Summary
Adjusted UW FF&E Expense ($)	Underwriting Summary
2014 Net Operating Income ($)	Underwriting Summary
2015 Net Operating Income ($)	Underwriting Summary
2016 Net Operating Income ($)	Underwriting Summary
November 2017 TTM Net Operating Income ($)	Underwriting Summary
Unadjusted UW Net Operating Income ($)	Underwriting Summary
Adjusted UW Net Operating Income ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 8 of 10

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Loan Agreement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement
Initial Replacement Reserve Escrow	Loan Agreement
Ongoing Replacement Reserve Escrow Monthly	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Loan Agreement
Interest Accrual Period (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 3)	Interest Rate Cap Agreement
LIBOR Lookback days (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Extensions (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Lockbox Type (see Note 4)	Cash Management Agreement and Loan Agreement
Lockbox (see Note 5)	Cash Management Agreement and Loan Agreement
Cash Management Type (see Note 6)	Cash Management Agreement and Loan Agreement
DY at Cash Sweep Period	Loan Agreement
Golf Clubhouse Parcel Release	Loan Agreement
Golf Clubhouse Parcel Release Description	Loan Agreement
Park Parcel Release	Loan Agreement
Park Parcel Release Description	Loan Agreement
Borrower Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion and Loan Agreement
Prepayment Provision	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Loan Purpose	Closing Statement

Exhibit 2 to Attachment A Page 9 of 10

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the:
a.	Interest Accrual Period,
b.	LIBOR Cap,
c.	LIBOR Cap Expiration Date,
d.	LIBOR Lookback days,
e.	LIBOR Floor,
f.	Interest Calculation (30/360 / Actual/360),
g.	Amort Type,
h.	First Loan Payment Date,
i.	Initial Maturity Date,
j.	Fully Extended Maturity Date and
k.	Extensions

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through k. above.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require the borrower to direct the property management company to deliver all income and proceeds directly to a lockbox account controlled by the lender.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the applicable Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower or (ii) retained as additional collateral for the Mortgage Loan.

Exhibit 2 to Attachment A Page 10 of 10

Notes: (continued)

6.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Rank
Property Name
Original Balance ($)
Mezzanine A Loan Original Balance ($)
Mezzanine B Loan Original Balance ($)
Cut-Off Date Mezzanine B Loan Amount ($)
Percentage of Cut-off Date Mortgage Loan Amount
Floating Rate Mortgage Margin
Floating Rate Mezzanine Margin
Administrative Fee Rate (%)
Earthquake Insurance Required

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.